Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
CVA/DVA, net
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (56)		kr (14)
The period's change in fair value originating from credit risk (+ income/ - loss)	(42)	kr 3
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	(68)		kr (132)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr 64	kr (19)